Income Taxes (Net operating loss, capital loss and tax credit carryforwards and their expiration periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Canada | Capital loss
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 79
Unrecognized Amounts	(79)
Net Tax Credit Carryforwards	$ 0
Expiration period	Indefinite
Canada | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 2,372
Unrecognized Amounts	(977)
Net Tax Credit Carryforwards	$ 1,395
Expiration period	2026 - 2042
United States | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 2,082
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 2,082
Expiration period	2032 - Indefinite
United States | Tax credit
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 415
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 415
Expiration period	2025 - 2042
State | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,489
Unrecognized Amounts	0
Net Tax Credit Carryforwards	$ 1,489
Expiration period	2032 - Indefinite
Other | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 73
Unrecognized Amounts	(33)
Net Tax Credit Carryforwards	$ 40
Expiration period	2023 - 2029